Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Debentures (Details) - CAD ($) $ in Millions			12 Months Ended
	Aug. 02, 2018	Jul. 20, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 3,104	$ 3,234
Borrowings			3,212	3,267
Alberta off-coal agreement, annual cash payments, gross		$ 40	40	40	$ 40
Alberta off-coal agreement, annual cash payments, net		$ 37
Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount			651	651
Redemption of unsecured debt	$ 425
Redemption of prepayment premium recognized in net interest expense	19
Accrued and unpaid interest	$ 6
Interest rate	6.40%	6.40%
Borrowings	$ 400		$ 647	$ 647
Debentures | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate				5.00%
Debentures | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate				7.30%